Document and Entity Information	Aug. 11, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001881487
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	ProFrac Holding Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41388
Entity Tax Identification Number	87-2424964
Entity Address, Address Line One	333 Shops Boulevard
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Willow Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76087
City Area Code	(254)
Local Phone Number	776-3722
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	PFHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false